Income taxes (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income/(loss) before tax	$ (720)	$ 81	$ 3,520	$ (640)	$ 8,401	$ 9,292
Income tax	$ 469	$ (786)	$ (2,045)	$ (316)	$ (5,213)	$ (7,441) [1]
Effective tax rate	65.20%		58.10%	(49.50%)	62.10%	80.10%
Minimum [member]
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Effective tax rate		100.00%

[1]	Audited